Risk Management (Details 2) - Probable Scenario [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Total effect on net financial result in R$ - gain/(loss)	R$ (28,364)
Currency Of USD [Member]
IfrsStatementLineItems [Line Items]
Net currency exposure	R$ 303,978
Currency rate | Number	6.1923
Exchange rate estimated according to the scenario | Number	6.0000
Differences between the rates	0.1923%
Effect on net financial result R$ - gain/(loss)	R$ 58,455
Currency Of JPY [Member]
IfrsStatementLineItems [Line Items]
Net currency exposure	R$ 36,787,581
Currency rate | Number	0.03947
Exchange rate estimated according to the scenario | Number	0.04183
Differences between the rates	(0.00236%)
Effect on net financial result R$ - gain/(loss)	R$ (86,819)